Property and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 785,090	$ 785,090	$ 777,926
Less: accumulated depreciation	(553,087)	(530,116)	(440,334)
Property and equipment, net	232,003	254,974	337,592
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	666,178	666,178	662,593
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	115,333	115,333	$ 115,333
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,579	$ 3,579